Schedule of investments
Delaware Strategic Income Fund	October 31, 2024 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.02%
Fannie Mae REMICS Series 2014-34 MA 3.00% 2/25/44	31,289	$ 30,494
GNMA Series 2015-151 KC 3.50% 4/20/34	8,794	8,471
Total Agency Collateralized Mortgage Obligations (cost $41,140)		38,965

Collateralized Debt Obligations — 16.16%
AGL CLO
Series 2024-32A C 144A 7.165% (TSFR03M + 1.90%, Floor 1.90%) 7/21/37 #, •	1,000,000	999,086
Series 2024-32A D1 144A 8.165% (TSFR03M + 2.90%, Floor 2.90%) 7/21/37 #, •	1,000,000	1,004,009
AIMCO CLO
Series 2022-17A D1R 144A 7.532% (TSFR03M + 2.90%, Floor 2.90%) 7/20/37 #, •	1,000,000	1,003,726
Series 2022-18A CR 144A 6.517% (TSFR03M + 1.90%, Floor 1.90%) 7/20/37 #, •	500,000	500,050
Series 2022-18A D1R 144A 7.467% (TSFR03M + 2.85%, Floor 2.85%) 7/20/37 #, •	500,000	500,835

Bain Capital Credit CLO Series 2017-2A CR3 144A 6.826% (TSFR03M + 2.20%, Floor 2.20%) 7/25/37 #, •	2,000,000	2,000,204
Ballyrock CLO Series 2020-14A BR 144A 7.299% (TSFR03M + 2.00%, Floor 2.00%) 7/20/37 #, •	2,000,000	1,998,102
Barings CLO
Series 2024-2A C 144A 7.30% (TSFR03M + 2.00%, Floor 2.00%) 7/15/39 #, •	1,000,000	999,131
Series 2024-2A D 144A 8.45% (TSFR03M + 3.15%, Floor 3.15%) 7/15/39 #, •	1,000,000	1,008,117

Bear Mountain Park CLO Series 2022-1A CR 144A 6.656% (TSFR03M + 2.00%, Floor 2.00%) 7/15/37 #, •	2,000,000	2,000,166
Benefit Street Partners CLO Series 2017-12BRA D1 144A 8.292% (TSFR03M + 3.05%, Floor 3.05%) 10/15/37 #, •	1,000,000	1,011,905
Carlyle US CLO
Series 2024-4A C 144A 7.476% (TSFR03M + 2.15%, Floor 2.15%) 7/20/37 #, •	1,500,000	1,498,474
Series 2024-4A D 144A 8.526% (TSFR03M + 3.20%, Floor 3.20%) 7/20/37 #, •	1,000,000	1,014,825

Elmwood CLO Series 2022-4A D1R 144A 7.697% (TSFR03M + 3.05%, Floor 3.05%) 7/17/37 #, •	1,000,000	1,008,513
NQ- 023 [1024] 1224 (4074842)    1

Schedule of investments
Delaware Strategic Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Golub Capital Partners CLO Series 2024-76A D1 144A 7.642% (TSFR03M + 2.90%, Floor 2.90%) 10/25/37 #, •	1,000,000	$ 998,514
Madison Park Funding XXX Series 2018-30A D1R 144A 8.401% (TSFR03M + 3.20%, Floor 3.20%) 7/16/37 #, •	1,000,000	1,011,822
Madison Park Funding XXXI Series 2018-31A CR 144A 6.876% (TSFR03M + 2.25%, Floor 2.25%) 7/23/37 #, •	1,000,000	1,000,088
Neuberger Berman Loan Advisers CLO
Series 2017-25A D1R2 144A 7.732% (TSFR03M + 3.10%, Floor 3.10%) 7/18/38 #, •	1,000,000	1,006,406
Series 2024-56A C 144A 7.419% (TSFR03M + 2.10%, Floor 2.10%) 7/24/37 #, •	2,000,000	1,997,960

Oaktree CLO Series 2019-3A D1R2 144A 0.00% (TSFR03M + 3.10%, Floor 3.10%) 1/20/38 #, •, ^	1,000,000	1,000,000
OCP CLO Series 2022-25A CR 144A 7.382% (TSFR03M + 2.10%, Floor 2.10%) 7/20/37 #, •	2,000,000	2,003,618
Octagon Series 2021-1A CR 144A 6.876% (TSFR03M + 2.25%, Floor 2.25%) 7/23/37 #, •	2,000,000	2,009,744
OFSI BSL XIV CLO Series 2024-14A D1 144A 9.039% (TSFR03M + 3.85%, Floor 3.85%) 7/20/37 #, •	1,000,000	1,010,385
OHA Credit Funding 11 144A 7.467% (TSFR03M + 2.85%, Floor 2.85%) 7/19/37 #, •	1,000,000	1,009,321
OHA Credit Partners XIV Series 2017-14A CR 144A 7.164% (TSFR03M + 1.95%, Floor 1.95%) 7/21/37 #, •	2,000,000	1,996,372
OHA Loan Funding Series 2016-1A D1R2 144A 7.667% (TSFR03M + 3.05%, Floor 3.05%) 7/20/37 #, •	1,000,000	1,008,526
Palmer Square CLO Series 2024-2A C 144A 7.244% (TSFR03M + 1.95%, Floor 1.95%) 7/20/37 #, •	2,000,000	2,006,414
TCW CLO
Series 2024-2A D1 144A 8.165% (TSFR03M + 3.30%, Floor 3.30%) 7/17/37 #, •	1,000,000	1,010,782
Series 2024-3A D1A 144A 0.00% (TSFR03M + 3.10%, Floor 3.10%) 10/20/37 #, •, ^	1,000,000	1,000,000
Total Collateralized Debt Obligations (cost $36,500,000)		36,617,095
2    NQ- 023 [1024] 1224 (4074842)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds — 56.88%
Banking — 7.30%
Akbank TAS 144A 7.498% 1/20/30 #	560,000	$ 572,014
Banco de Credito del Peru 144A 3.125% 7/1/30 #, μ	565,000	551,946
Banco de Credito e Inversiones 144A 8.75% 5/8/29 #, μ, ψ	510,000	539,166
Banco Santander 8.00% 2/1/34 μ, ψ	800,000	834,432
Banco Santander Mexico 144A 7.525% 10/1/28 #, μ	550,000	578,836
Bank of New York Mellon 4.70% 9/20/25 μ, ψ	1,117,000	1,110,387
Barclays 9.625% 12/15/29 μ, ψ	1,450,000	1,599,175
Citigroup
7.00% 8/15/34 μ, ψ	565,000	599,363
7.125% 8/15/29 μ, ψ	1,545,000	1,591,177
Deutsche Bank
6.00% 10/30/25 μ, ψ	1,200,000	1,176,034
6.819% 11/20/29 μ	150,000	158,173
7.146% 7/13/27 μ	300,000	309,818
Goldman Sachs Group
6.125% 11/10/34 μ, ψ	715,000	710,964
7.50% 5/10/29 μ, ψ	1,490,000	1,566,062

ICICI Bank 144A 4.00% 3/18/26 #	560,000	553,461
NBK SPC 144A 1.625% 9/15/27 #, μ	715,000	673,699
Popular 7.25% 3/13/28	255,000	264,420
Regions Financial 5.502% 9/6/35 μ	1,135,000	1,125,130
Shinhan Bank 3.875% 3/24/26 ■	570,000	560,667
SVB Financial Group 4.57% 4/29/33 ‡	227,000	134,147
UBS Group 144A 6.85% 9/10/29 #, μ, ψ	1,340,000	1,331,592
		16,540,663
Basic Industry — 3.24%
Cerdia Finanz 144A 9.375% 10/3/31 #	1,025,000	1,056,724
Cleveland-Cliffs 144A 7.00% 3/15/32 #	1,895,000	1,899,511
Constellium 144A 6.375% 8/15/32 #	1,125,000	1,108,520
CSN Resources 144A 8.875% 12/5/30 #	550,000	552,670
Glatfelter 144A 7.25% 11/15/31 #	1,025,000	1,017,092
Olympus Water US Holding 144A 7.25% 6/15/31 #	1,115,000	1,145,116
Sasol Financing USA 144A 8.75% 5/3/29 #	535,000	550,537
		7,330,170
Brokerage — 1.84%
Apollo Global Management 6.00% 12/15/54 μ	635,000	627,516
Focus Financial Partners 144A 6.75% 9/15/31 #	993,000	987,181
NQ- 023 [1024] 1224 (4074842)    3

Schedule of investments
Delaware Strategic Income Fund   (Unaudited)
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Brokerage (continued)
Jefferies Finance
144A 5.00% 8/15/28 #		1,075,000	$ 992,658
144A 6.625% 10/15/31 #		1,000,000	996,836

XP 144A 6.75% 7/2/29 #		565,000	567,729
			4,171,920
Capital Goods — 3.36%
Ardagh Metal Packaging Finance USA 2.00% 9/1/28 ■	EUR	800,000	794,721
Boeing
2.196% 2/4/26		1,180,000	1,136,759
144A 6.858% 5/1/54 #		300,000	321,914

Clydesdale Acquisition Holdings 144A 6.625% 4/15/29 #		1,100,000	1,106,219
Manitowoc 144A 9.25% 10/1/31 #		515,000	523,575
Sealed Air 144A 6.50% 7/15/32 #		1,105,000	1,122,650
Standard Industries 144A 4.375% 7/15/30 #		1,705,000	1,568,076
Terex 144A 6.25% 10/15/32 #		970,000	966,271
Wesco Aircraft Holdings 144A 8.50% 11/15/24 #, ‡		530,000	76,850
			7,617,035
Communications — 9.21%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #		1,746,000	1,636,396
CCO Holdings
144A 4.25% 2/1/31 #		41,000	35,614
144A 4.50% 8/15/30 #		530,000	473,801

Cimpress 144A 7.375% 9/15/32 #		715,000	704,807
Connect Finco 144A 9.00% 9/15/29 #		750,000	713,324
Consolidated Communications
144A 5.00% 10/1/28 #		206,000	190,745
144A 6.50% 10/1/28 #		2,197,000	2,090,130

Directv Financing 144A 5.875% 8/15/27 #		1,060,000	1,021,778
Iliad Holding 144A 8.50% 4/15/31 #		1,635,000	1,743,002
Matterhorn Telecom 3.125% 9/15/26 ■	EUR	69,000	74,417
McGraw-Hill Education 144A 7.375% 9/1/31 #		1,125,000	1,153,230
Midcontinent Communications 144A 8.00% 8/15/32 #		975,000	993,610
Nexstar Media 144A 4.75% 11/1/28 #		1,225,000	1,152,635
Prosus 144A 3.257% 1/19/27 #		590,000	563,334
Sable International Finance 144A 7.125% 10/15/32 #		1,540,000	1,549,140
Sirius XM Radio 144A 4.125% 7/1/30 #		1,925,000	1,723,803
Stagwell Global 144A 5.625% 8/15/29 #		1,165,000	1,109,079
Time Warner Cable 7.30% 7/1/38		350,000	356,833
Univision Communications 144A 7.375% 6/30/30 #		1,585,000	1,523,382
4    NQ- 023 [1024] 1224 (4074842)

(Unaudited)
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)

Vmed O2 UK Financing I 144A 4.25% 1/31/31 #		400,000	$ 345,478
VZ Secured Financing 144A 5.00% 1/15/32 #		1,915,000	1,722,239
			20,876,777
Consumer Cyclical — 7.00%
Alsea 144A 7.75% 12/14/26 #		550,000	557,757
Bath & Body Works 6.875% 11/1/35		1,220,000	1,239,932
Cencosud 144A 4.375% 7/17/27 #		565,000	550,981
Dana 4.50% 2/15/32		1,275,000	1,091,685
Dana Financing Luxembourg 3.00% 7/15/29 ■	EUR	600,000	598,796
Ford Motor Credit 6.95% 6/10/26		540,000	552,022
Garrett Motion Holdings 144A 7.75% 5/31/32 #		1,475,000	1,473,210
Life Time 144A 6.00% 11/15/31 #		1,540,000	1,534,423
Meituan 144A 4.625% 10/2/29 #		400,000	389,236
PetSmart
144A 4.75% 2/15/28 #		825,000	785,184
144A 7.75% 2/15/29 #		840,000	816,204

Phinia 144A 6.625% 10/15/32 #		488,000	486,799
S&S Holdings 144A 8.375% 10/1/31 #		1,025,000	1,028,385
Sands China 4.375% 6/18/30		575,000	541,324
Victra Holdings 144A 8.75% 9/15/29 #		1,530,000	1,598,743
Volkswagen International Finance 3.875% 6/17/29 μ, ψ, ■	EUR	1,000,000	1,013,674
ZF Europe Finance 4.75% 1/31/29 ■	EUR	600,000	636,742
ZF North America Capital 144A 6.75% 4/23/30 #		970,000	956,967
			15,852,064
Consumer Non-Cyclical — 2.60%
Biocon Biologics Global 144A 6.67% 10/9/29 #		450,000	444,066
Central American Bottling 144A 5.25% 4/27/29 #		585,000	561,519
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #		1,740,000	1,680,059
CHS 144A 4.75% 2/15/31 #		1,330,000	1,110,396
Grifols 2.25% 11/15/27 ■	EUR	600,000	621,753
Lion
6.951% (EUR003M + 3.63%) 7/1/29 ■, •	EUR	400,000	435,622
144A 6.951% (EUR003M + 3.63%) 7/1/29 #, •	EUR	400,000	435,622
Teva Pharmaceutical Finance Netherlands III
5.125% 5/9/29		200,000	194,388
6.75% 3/1/28		400,000	409,398
			5,892,823
NQ- 023 [1024] 1224 (4074842)    5

Schedule of investments
Delaware Strategic Income Fund   (Unaudited)
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric — 3.96%
Alpha Generation 144A 6.75% 10/15/32 #		585,000	$ 593,587
California Buyer 144A 6.375% 2/15/32 #		1,025,000	1,018,557
Dominion Energy Series A 6.875% 2/1/55 μ		1,830,000	1,915,982
Duke Energy 6.45% 9/1/54 μ		435,000	443,209
Enel 6.375% 4/16/28 μ, ψ, ■	EUR	400,000	466,332
Iberdrola International 1.874% 1/28/26 μ, ψ, ■	EUR	600,000	638,256
Lightning Power 144A 7.25% 8/15/32 #		1,230,000	1,280,683
NRG Energy
144A 4.45% 6/15/29 #		285,000	273,939
144A 6.25% 11/1/34 #		1,030,000	1,029,559

Vistra 144A 7.00% 12/15/26 #, μ, ψ		1,295,000	1,310,102
			8,970,206
Energy — 9.90%
Apache 5.10% 9/1/40		1,265,000	1,093,168
Archrock Partners 144A 6.625% 9/1/32 #		1,020,000	1,025,346
Enbridge
5.75% 7/15/80 μ		1,430,000	1,390,969
7.20% 6/27/54 μ		175,000	181,200
Energy Transfer
6.05% 9/1/54		1,115,000	1,117,230
6.50% 11/15/26 μ, ψ		1,352,000	1,351,118
Genesis Energy
7.75% 2/1/28		645,000	651,946
7.875% 5/15/32		220,000	220,027

Gulfport Energy Operating 144A 6.75% 9/1/29 #		1,025,000	1,031,581
Hilcorp Energy I
144A 6.00% 2/1/31 #		1,710,000	1,623,143
144A 7.25% 2/15/35 #		1,000,000	981,700

Matador Resources 144A 6.25% 4/15/33 #		720,000	706,413
Medco Maple Tree 144A 8.96% 4/27/29 #		540,000	567,401
Murphy Oil 6.00% 10/1/32		391,000	376,609
Nabors Industries 144A 9.125% 1/31/30 #		780,000	806,230
NGL Energy Operating 144A 8.375% 2/15/32 #		1,635,000	1,648,844
Noble Finance II 144A 8.00% 4/15/30 #		960,000	973,725
Puma International Financing 144A 7.75% 4/25/29 #		550,000	562,382
SM Energy 144A 7.00% 8/1/32 #		1,178,000	1,169,202
Transcanada Trust 5.625% 5/20/75 μ		1,128,000	1,118,847
Venture Global LNG 144A 7.00% 1/15/30 #		2,255,000	2,270,475
Vital Energy 144A 7.875% 4/15/32 #		1,620,000	1,557,860
			22,425,416
6    NQ- 023 [1024] 1224 (4074842)

(Unaudited)
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Finance Companies — 3.62%
Air Lease 4.125% 12/15/26 μ, ψ		1,210,000	$ 1,139,330
Apollo Debt Solutions BDC
144A 6.70% 7/29/31 #		695,000	705,139
144A 6.90% 4/13/29 #		540,000	551,675

Ares Capital 5.95% 7/15/29		560,000	565,452
Ares Strategic Income Fund 144A 5.60% 2/15/30 #		570,000	556,429
Azorra Finance 144A 7.75% 4/15/30 #		1,045,000	1,033,359
Blue Owl Credit Income
144A 5.80% 3/15/30 #		1,690,000	1,641,211
144A 6.60% 9/15/29 #		555,000	562,076

Fortress Transportation and Infrastructure Investors 144A 7.00% 6/15/32 #		1,110,000	1,139,651
OneMain Finance 6.625% 5/15/29		314,000	314,000
			8,208,322
Insurance — 2.28%
Ardonagh Finco 6.875% 2/15/31 ■	EUR	2,000,000	2,205,960
Athene Holding 6.625% 10/15/54 μ		750,000	739,426
Howden UK Refinance 144A 7.25% 2/15/31 #		2,170,000	2,210,872
			5,156,258
Natural Gas — 0.50%
Sempra 6.40% 10/1/54 μ		1,135,000	1,133,842
			1,133,842
Real Estate Investment Trusts — 0.17%
Trust Fibra Uno 144A 4.869% 1/15/30 #		425,000	382,277
			382,277
Technology — 0.93%
CDW 3.276% 12/1/28		455,000	424,057
Cloud Software Group 144A 6.50% 3/31/29 #		1,165,000	1,138,705
TeamSystem 144A 6.679% (EUR003M + 3.50%) 7/31/31 #, •	EUR	500,000	547,401
			2,110,163
Transportation — 0.60%
Avis Budget Car Rental 144A 5.75% 7/15/27 #		280,000	274,754
Movida Europe 144A 7.85% 4/11/29 #		565,000	536,166
TAV Havalimanlari Holding 144A 8.50% 12/7/28 #		540,000	560,631
			1,371,551
NQ- 023 [1024] 1224 (4074842)    7

Schedule of investments
Delaware Strategic Income Fund   (Unaudited)
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Utilities — 0.37%
Clean Renewable Power Mauritius 144A 4.25% 3/25/27 #		393,625	$ 377,700
Georgia Global Utilities JSC 144A 8.875% 7/25/29 #		450,000	454,493
			832,193
Total Corporate Bonds (cost $128,366,899)			128,871,680

Government Agency Obligations — 2.35%
Comision Federal de Electricidad 144A 4.75% 2/23/27 #		500,000	492,885
DAE Sukuk Difc 144A 3.75% 2/15/26 #		570,000	560,343
Electricite de France 2.875% 12/15/26 μ, ψ, ■	EUR	1,000,000	1,057,585
Freeport Indonesia 144A 4.763% 4/14/27 #		560,000	559,366
Georgian Railway JSC 4.00% 6/17/28 ■		425,000	375,699
Mersin Uluslararasi Liman Isletmeciligi 144A 8.25% 11/15/28 #		400,000	414,900
Perusahaan Perseroan Persero Perusahaan Listrik Negara 144A 5.45% 5/21/28 #		500,000	507,666
QazaqGaz JSC 144A 4.375% 9/26/27 #		581,000	558,813
Telecommunications Telekom Srbija AD Belgrade 144A 7.00% 10/28/29 #		425,000	428,056
Turk Telekomunikasyon 144A 7.375% 5/20/29 #		350,000	357,657
Total Government Agency Obligations (cost $5,237,549)			5,312,970

Non-Agency Asset-Backed Securities — 0.01%
Citicorp Residential Mortgage Trust Series 2006-3 A5 4.558% 11/25/36 φ		23,578	23,382
Total Non-Agency Asset-Backed Securities (cost $21,283)			23,382

Non-Agency Collateralized Mortgage Obligations — 2.30%
Connecticut Avenue Securities Trust Series 2023-R07 2M2 144A 8.107% (SOFR + 3.25%) 9/25/43 #, •		5,000,000	5,218,424
Total Non-Agency Collateralized Mortgage Obligations (cost $5,000,000)			5,218,424

8    NQ- 023 [1024] 1224 (4074842)

(Unaudited)
	Principalamount°	Value (US $)

Loan Agreements — 17.61%
Basic Industry — 2.89%
A-Ap Buyer 7.854% (SOFR03M + 3.25%) 9/9/31 •	1,025,000	$ 1,030,766
Arsenal Aic Parent Tranche B 7.935% (SOFR01M + 3.25%) 8/18/30 •	498,750	500,558
Foresight Energy Operating Tranche A 12.704% (SOFR03M + 8.10%) 6/30/27 •	281,744	260,613
Ineos Quattro Holdings UK Tranche B 8.936% (SOFR01M + 4.25%) 10/1/31 •	970,000	967,575
Olympus Water US Holding Tranche B-5 8.104% (SOFR03M + 3.50%) 6/20/31 •	1,670,812	1,676,318
Usalco 8.685% (SOFR01M + 4.00%) 9/30/31 •	426,099	429,295
Vantage Specialty Chemicals 1st Lien 9.871% (SOFR03M + 4.75%) 10/26/26 •	1,681,443	1,677,239
		6,542,364
Capital Goods — 1.97%
Alliance Laundry Systems Tranche B 8.185% (SOFR01M + 3.50%) 8/19/31 •	1,000,000	1,003,571
Indicor Tranche C 7.854% (SOFR03M + 3.25%) 11/22/29 •	666,625	667,666
SPX Flow 8.185% (SOFR01M + 3.50%) 4/5/29 •	1,110,000	1,114,099
White Cap Buyer Tranche C 7.935% (SOFR01M + 3.25%) 10/19/29 •	1,675,000	1,673,573
		4,458,909
Communications — 3.22%
Charter Communications Operating Tranche B-4 6.593% (SOFR03M + 2.00%) 12/7/30 •	2,213,847	2,201,425
Connect US Finco 9.185% (SOFR01M + 4.50%) 9/27/29 •	1,690,816	1,537,374
Frontier Communications Tranche B 8.763% (SOFR06M + 3.50%) 7/1/31 •	1,675,000	1,688,609
MLN US HoldCo
1st Lien 11.385% (SOFR03M + 6.80%) 10/18/27 •	1,413,880	141,388
Tranche B 13.936% (SOFR03M + 9.35%) 10/18/27 •	427,200	21,360

Univision Communications 1st Lien TBD 6/24/29 X	142,817	142,460
Viasat 9.438% (SOFR01M + 4.61%) 5/30/30 •	1,741,206	1,573,180
		7,305,796
Consumer Cyclical — 1.38%
Scientific Games Holdings 7.59% (SOFR03M + 3.00%) 4/4/29 •	1,500,000	1,496,450
Staples 10.689% (SOFR03M + 5.75%) 9/4/29 •	1,750,000	1,623,671
		3,120,121
NQ- 023 [1024] 1224 (4074842)    9

Schedule of investments
Delaware Strategic Income Fund   (Unaudited)
	Principalamount°	Value (US $)

Loan Agreements (continued)
Consumer Non-Cyclical — 2.37%
Bausch & Lomb 8.095% (SOFR01M + 3.35%) 5/10/27 •	1,028,626	$ 1,029,126
Heartland Dental 9.185% (SOFR01M + 4.50%) 4/28/28 •	1,671,600	1,671,286
Mamba Purchaser 8.036% (SOFR01M + 3.25%) 10/16/28 •	1,671,600	1,672,992
Tempur Sealy International Tranche B TBD 10/4/31 X	1,000,000	1,000,625
		5,374,029
Financial Services — 1.12%
Dragon Buyer 7.854% (SOFR03M + 3.25%) 9/30/31 •	1,550,000	1,543,219
Mermaid Bidco Tranche B 8.492% (SOFR03M + 3.25%) 7/3/31 •	1,000,000	1,001,875
		2,545,094
Industrials — 0.97%
Lsf12 Crown Us Commercial Bidco Tranche B TBD 10/14/31 X	2,200,000	2,194,500
		2,194,500
Insurance — 1.57%
Amynta Agency Borrower 8.435% (SOFR01M + 3.75%) 2/28/28 •	997,500	1,001,864
Ardonagh Group Finco Pty Tranche B 8.354% - 8.535% (SOFR06M + 3.75%) 2/17/31 •	560,000	562,450
HUB International 7.367% (SOFR03M + 2.75%) 6/20/30 •	1,995,000	2,001,617
		3,565,931
Technology — 2.12%
BMC Software 1st Lien TBD 7/30/31 X	1,945,000	1,941,353
Epicor Software
Tranche E 7.935% (SOFR01M + 3.25%) 5/30/31 •	894,992	899,207
8.095% (SOFR01M + 3.25%) 5/30/31 •	105,008	105,503

Fortress Intermediate 3 8.435% (SOFR01M + 3.75%) 6/27/31 •	1,000,000	1,000,938
UKG Tranche B 7.617% (SOFR03M + 3.00%) 2/10/31 •	848,701	850,623
		4,797,624
Total Loan Agreements (cost $41,572,145)		39,904,368

10    NQ- 023 [1024] 1224 (4074842)

(Unaudited)
	Principalamount°	Value (US $)

Sovereign Bonds — 0.74%Δ
Dominican Republic — 0.17%
Dominican Republic International Bonds 144A 4.50% 1/30/30 #	414,000	$ 385,124
		385,124
Peru — 0.20%
Corp Financiera de Desarrollo 144A 2.40% 9/28/27 #	500,000	463,651
		463,651
Serbia — 0.15%
Serbia International Bond 144A 2.125% 12/1/30 #	400,000	330,983
		330,983
South Korea — 0.22%
Korea Hydro & Nuclear Power 144A 5.00% 7/18/28 #	500,000	502,593
		502,593
Total Sovereign Bonds (cost $1,822,925)		1,682,351

Supranational Banks — 0.65%
Africa Finance 144A 5.55% 10/8/29 #	430,000	430,387
African Development Bank 5.75% 5/7/34 μ, ψ	1,070,000	1,036,290
Total Supranational Banks (cost $1,470,575)		1,466,677
	Number of shares
Common Stocks — 1.13%
Basic Industry — 0.27%
Foresight Energy =, †	42,271	620,532
		620,532
Consumer Discretionary — 0.19%
Studio City International Holdings †, π	19,076	120,040
Studio City International Holdings ADR †	37,089	233,390
True Religion Apparel =, †, π	2	85,175
		438,605
Financial Services — 0.17%
New Cotai =, †, π	414,307	372,605
		372,605
NQ- 023 [1024] 1224 (4074842)    11

Schedule of investments
Delaware Strategic Income Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Materials — 0.00%
Westmoreland Coal =, †, π	145	$ 255
		255
Transportation — 0.50%
Grupo Aeromexico =, †	49,917	1,122,599
		1,122,599
Total Common Stocks (cost $5,922,632)		2,554,596

Preferred Stock — 0.01%
Consumer Discretionary — 0.01%
True Religion Apparel 6.25% =, †, ω, π	2	11,435
Total Preferred Stock (cost $37,635)		11,435

Short-Term Investments — 2.50%
Money Market Mutual Funds — 2.50%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.76%)	1,418,542	1,418,542
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.70%)	1,418,543	1,418,543
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.81%)	1,418,543	1,418,543
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.78%)	1,418,543	1,418,543
Total Short-Term Investments (cost $5,674,171)		5,674,171
Total Value of Securities—100.36% (cost $231,666,954)		227,376,114

Liabilities Net of Receivables and Other Assets—(0.36%)		(823,991)
Net Assets Applicable to 30,110,587 Shares Outstanding—100.00%		$226,552,123
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2024, the aggregate value of Rule 144A securities was $137,147,132, which represents 60.54% of the Fund’s net assets.
12    NQ- 023 [1024] 1224 (4074842)

(Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Represents a security with a settlement after October 31, 2024, at which time the interest rate will be reflected.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
‡	Non-income producing security. Security is currently in default.
φ	Step coupon bond. Stated rate in effect at October 31, 2024 through maturity date.
X	This loan will settle after October 31, 2024, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
Δ	Securities have been classified by country of risk.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At October 31, 2024, the aggregate value of restricted securities was $589,510, which represented 0.26% of the Fund’s net assets. See table below for additional details on restricted securities.
ω	Perpetual security with no stated maturity date.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
New Cotai	9/29/20	$3,632,177	$372,605
Studio City International Holdings	8/5/20	296,823	120,040
True Religion Apparel	10/19/20	99,720	85,175
True Religion Apparel 6.25%	10/19/20	37,635	11,435
Westmoreland Coal	3/15/19	109	255
Total		$4,066,464	$589,510
NQ- 023 [1024] 1224 (4074842)    13

Schedule of investments
Delaware Strategic Income Fund   (Unaudited)
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at October 31, 2024:
Borrower	Principal Amount	Commitment	Value	Unrealized Appreciation (Depreciation)
Usalco TBD 9/18/31 X	43,901	$43,901	$44,230	$329
The following forward foreign currency exchange contracts and futures contracts were outstanding at October 31, 2024:
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
CITI	EUR	(400,000)	USD	436,753	11/22/24	$1,255
TD	EUR	(7,940,248)	USD	8,831,400	11/22/24	186,492
Total Forward Foreign Currency Exchange Contracts						$187,747
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
169	US Treasury 5 yr Notes	$18,122,610	$18,542,837	12/31/24	$(420,227)	$(23,765)
The use of forward foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
BDC – Business Development Company
CITI – Citigroup
CLO – Collateralized Loan Obligation
14    NQ- 023 [1024] 1224 (4074842)

(Unaudited)
Summary of abbreviations: (continued)
EUR003M – EURIBOR EUR 3 Month
GNMA – Government National Mortgage Association
JSC – Joint Stock Company
LNG – Liquefied Natural Gas
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SOFR06M – Secured Overnight Financing Rate 6 Month
TBD – To be determined
TD – TD Bank
TSFR03M – 3 Month Term Secured Overnight Financing Rate
yr – Year
Summary of currencies:
EUR – European Monetary Unit
USD – US Dollar
NQ- 023 [1024] 1224 (4074842)    15